STOCKHOLDERS' DEFICIT: Stock Issuances (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Stock Issuance #1
Sale of Stock, Description of Transaction	Company issued 7,726,264 shares
Issuance of common stock for cash, Shares	7,726,264
Sale of Stock, Price Per Share	$ 0.135
Stock Issued	$ 1,040,000
Stock Issuance #2
Sale of Stock, Description of Transaction		Company issued 156,252 shares
Issuance of common stock for cash, Shares		156,252
Sale of Stock, Price Per Share		$ 0.16
Stock Issued		$ 25,000
Transaction 6
Sale of Stock, Description of Transaction			Company issued 3,744,588 shares of its common stock
Issuance of common stock for cash, Shares			3,744,588
Sale of Stock, Price Per Share			$ 0.11
Stock Issued			$ 400,866
Transaction 7
Sale of Stock, Description of Transaction			the Company issued 26,500,000 shares of its common stock
Issuance of common stock for cash, Shares			26,500,000
Sale of Stock, Price Per Share			$ 0.10
Stock Issued			$ 2,650,000